BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of the assets or lease term as follows:

Electronic Equipment	3 years
Computer Equipment	3 to 5 years
Office Equipment and Furniture	3 to 5 years
Leasehold Improvement	Lesser of term of the lease or the estimated useful lives of the assets

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of the assets or lease term as follows:

Electronic Equipment	3 years
Computer Equipment	3 to 5 years
Office Equipment and Furniture	3 to 5 years
Leasehold Improvement	Lesser of term of the lease or the estimated useful lives of the assets